FT Vest U.S. Equity Buffer & Digital Return ETF - October N-1A Cover	Oct. 08, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 08, 2025
Prospectus Date	Oct. 09, 2025